Shareholder Report	6 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity Nasdaq Composite Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Nasdaq Composite Index® Fund
Class Name	Fidelity® Nasdaq Composite Index® Fund
Trading Symbol	FNCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Nasdaq Composite Index® Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® Fund	$ 16	0.29%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
Net Assets	$ 27,928,808,575
Holdings Count | shares	2,983
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$27,928,808,575
Number of Holdings	2,983
Portfolio Turnover	7%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.4 Communication Services 14.7 Consumer Discretionary 12.5 Health Care 4.6 Consumer Staples 4.4 Industrials 3.3 Financials 2.9 Materials 0.9 Utilities 0.8 Real Estate 0.5 Energy 0.5 Common Stocks 99.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.1 Netherlands 0.8 Canada 0.7 Israel 0.4 China 0.3 Brazil 0.2 United Kingdom 0.1 Switzerland 0.1 Hong Kong 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.1 Netherlands - 0.8 Canada - 0.7 Israel - 0.4 China - 0.3 Brazil - 0.2 United Kingdom - 0.1 Switzerland - 0.1 Hong Kong - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 11.3 Apple Inc 10.0 Microsoft Corp 7.4 Amazon.com Inc 6.3 Alphabet Inc Class A 4.9 Broadcom Inc 4.7 Alphabet Inc Class C 4.4 Tesla Inc 3.6 Meta Platforms Inc Class A 3.0 Micron Technology Inc 2.5 58.1